Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Other Investments [Line Items]
Non-current portion		₨ 813	$ 12	₨ 2,549
Current portion		22,529	$ 326	18,330
Cost [member]
Other Investments [Line Items]
Investments		24,946		22,312
Non-current portion		2,724		4,057
Current portion		22,222		18,255
Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Investments		15,933		14,703
Current portion		15,933		14,703
Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Investments		558		41
Current portion		558		41
Cost [member] | Other equity securities [Member]
Other Investments [Line Items]
Investments	[1]	2,703		2,703
Non-current portion	[1]	2,703		2,703
Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Investments		459		232
Current portion		459		232
Cost [member] | Bonds [Member]
Other Investments [Line Items]
Investments		5,272		4,633
Non-current portion		0		1,354
Current portion		5,272		3,279
Cost [member] | Others Investment [Member]
Other Investments [Line Items]
Investments		21
Non-current portion		21
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Investments		(1,604)		(1,433)
Non-current portion		(1,911)		(1,508)
Current portion		307		75
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Investments		307		75
Current portion		307		75
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Investments		0		0
Current portion		0		0
Unrealised gain/(loss) [member] | Other equity securities [Member]
Other Investments [Line Items]
Investments	[1]	(1,911)		(1,508)
Non-current portion	[1]	(1,911)		(1,508)
Unrealised gain/(loss) [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Investments		0		0
Current portion		0		0
Unrealised gain/(loss) [member] | Debt Securities [Member]
Other Investments [Line Items]
Investments		0
Unrealised gain/(loss) [member] | Bonds [Member]
Other Investments [Line Items]
Investments				0
Non-current portion		0		0
Current portion		0		0
Unrealised gain/(loss) [member] | Others Investment [Member]
Other Investments [Line Items]
Investments		0
Non-current portion		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Investments	[2]	23,342		20,879
Non-current portion	[2]	813		2,549
Current portion	[2]	22,529		18,330
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Investments	[2]	16,240		14,778
Current portion	[2]	16,240		14,778
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Investments	[2]	558		41
Current portion	[2]	558		41
Fair value / amortized cost [Member] | Other equity securities [Member]
Other Investments [Line Items]
Investments	[1],[2]	792		1,195
Non-current portion	[1],[2]	792		1,195
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Investments	[2]	459		232
Current portion	[2]	459		232
Fair value / amortized cost [Member] | Bonds [Member]
Other Investments [Line Items]
Investments	[2]	5,272		4,633
Non-current portion	[2]	0		1,354
Current portion	[2]	5,272		₨ 3,279
Fair value / amortized cost [Member] | Others Investment [Member]
Other Investments [Line Items]
Investments	[2]	21
Non-current portion	[2]	₨ 21

[1]	Primarily represents the shares of Curis, Inc. Refer to Note 31 of these consolidated financial statements for further details.
[2]	Interest accrued but not due on bonds, commercial paper and term deposits with banks is included in other current assets.